Other non financial assets, non-current (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Other non financial assets, non-current
Fair value adjustment - financial assets		₨ 13,168	₨ 11,818
Restricted asset		103,771	70,586
Total	$ 1,796	116,939	82,404
Mandatory pre-deposit for tax appeal proceedings		69,063	37,117
Refund claim application with service tax authorities		8,468	8,468
Tax payments related to investigations		₨ 25,000	₨ 25,000